SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	$ 3,923,667	$ 10,070,063	$ 9,895,456
Other operating income	411,002	360,864	472,758
PERU
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	297,549	801,965	705,133
ARGENTINA
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	172,229	584,959	989,883
UNITED STATES
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	505,145	1,004,238	985,919
Europe
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	338,565	726,165	782,197
COLOMBIA
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	177,007	380,449	372,794
BRAZIL
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	1,304,006	3,949,797	3,433,877
ECUADOR
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	112,581	203,334	203,842
CHILE
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	638,225	1,546,960	1,591,313
Asia Pacific and rest of Latin America
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	$ 378,360	$ 872,196	$ 830,498